UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09377
                                                     ---------

                        The Gabelli Blue Chip Value Fund
            -------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
            -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
            -------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2007
                                             -----------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                        THE GABELLI BLUE CHIP VALUE FUND

                                  ANNUAL REPORT
                               DECEMBER 31, 2007





TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2007 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION (UNAUDITED)

      For the full year 2007 the Fund (Class AAA) rose 0.09%, trailing the S&P 500 Index return of 5.49% and the Lipper Large Cap Value Fund Average of 2.25%.

      The first half of the year was good for investors, with both the economy and corporate earnings continuing to grow. Following the Dow Jones Industrial Average, which finally made a new high in October of 2007, the S&P 500 made its first new high in seven years in May of 2007, putting the boom and bust stock market, and its previous high set in March of 2000, behind it. By mid-year, expectations for annual growth in our gross domestic product had risen to 2.5%, a considerable bounce back from the low 0.7% growth rate in the first quarter, and things looked rosy all around. Suddenly, in June, subprime mortgage defaults exploded and the yield on the ten year treasury bond jumped up to 5.25% from 4.8% on these concerns, although the yield came right back down. While it came as a surprise at that moment, it was suddenly clear looking back that America had hugely over-mortgaged, broadly both geographically and across all consumer income sectors. The long period of low interest rates and good growth had combined to make everyone too comfortable with risk.

      Lending had evolved into an extremely aggressive practice, often requiring no money down and minimal documentation of borrowers, and offering unnaturally low teaser monthly payments that would increase after two years. Many borrowers counted on continued rising house prices to bail them out. Finally, it all came home to roost. The statistics showing declines and cancellations in new orders, as well as the inventory of unsold homes, indicates that the housing market has yet to bottom out.

      Normal risk aversion had not just disappeared from lending for mortgages. Throughout the year, we, along with everyone else, puzzled over the thin credit "spreads" in the bond market. This credit spread is the difference between the interest rate a buyer demands for a riskless return, like a treasury bond, and what interest rate, or payment, the buyer demands for a risky bond, on which they could lose some money. In 2007 this spread was historically - and ridiculously - low, and it was assumed that the availability of cash worldwide, along with a good global economy, was responsible. This persisted until the fourth quarter when the credit spreads began to widen and once again investors demanded to be compensated with higher interest rates for taking more risk on bonds. As a result, in the second half of the year it became clear that some of the private equity firms, which had initiated so many transactions and made 2007 into a record year, had buyer's remorse.

      For the year,  the best  performing  sectors  were energy,  utilities  and
materials,   while  the  worst  performing  groups  were  financials,   consumer
discretionary and health care.

      Our best performing investments for the year that were held for the full year in the Fund, and that appreciated more than 20%, were a diverse group including Halliburton (2.4% of net assets as of December 31, 2007), Verizon (2.5%), Microsoft (3.0%), Alcoa (1.1%), ConocoPhillips (2.5%), Honeywell (2.3%), and Aetna (1.6%). Unfortunately, good performance from these holdings was cancelled out by poor performance from the following holdings which were held for the whole year and declined over 20%: Citigroup (3.3%), Capital One Financial (1.4%), Merrill Lynch (1.3%), Time Warner (2.2%), Bank of America (1.6%), and Zions Bancorp (0.5%).

                                                           Sincerely yours,

                                                           /s/ Bruce N. Alpert

                                                           Bruce N. Alpert
February 22, 2008                                          President

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
    THE GABELLI BLUE CHIP VALUE FUND CLASS AAA SHARES AND THE S&P 500 INDEX

[GRAPHIC OMITTED - PLOT POINTS FOLLOW]

                     GABELLI BLUE CHIP
                VALUE FUND CLASS AAA SHARES            S&P 500 INDEX
08/26/99                  $10,000                        $10,000
12/31/99                   11,778                         10,834
12/31/00                   13,083                          9,848
12/31/01                   11,543                          8,678
12/31/02                    7,890                          6,761
12/31/03                   11,361                          8,700
12/31/04                   12,767                          9,645
12/31/05                   13,621                         10,119
12/31/06                   16,004                         11,716
12/31/07                   16,019                         12,359

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


COMPARATIVE RESULTS
--------------------------------------------------------------------------------

                        AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2007 (A)
                        ----------------------------------------------------

                                                                                                         Since
                                                                                                        Inception
                                                     Quarter      1 Year       3 Year       5 Year      (8/26/99)
                                                     -------      ------       ------       ------      ---------
  GABELLI BLUE CHIP VALUE FUND CLASS AAA...........   (6.61)%      0.09%        7.86%       15.21%       5.81%
  S&P 500 Index....................................   (3.33)       5.49         8.61        12.82        2.57
  Lipper Large Cap Value Fund Average..............   (4.72)       2.25         8.45        13.09        5.26
  Class A..........................................   (6.57)       0.06         7.91        15.27        5.84
                                                     (11.94)(b)   (5.70)(b)     5.80(b)     13.92(b)     5.09(b)
  Class B..........................................   (6.74)      (0.65)        7.12        14.58        5.46
                                                     (11.40)(c)   (5.62)(c)     6.24(c)     14.35(c)     5.46
  Class C..........................................   (6.75)      (0.65)        7.10        14.56        5.45
                                                      (7.68)(d)   (1.65)(d)     7.10        14.56        5.45
  Class I..........................................   (6.57)       0.31         8.16        15.43        5.92

IN THE CURRENT PROSPECTUS THE EXPENSE RATIOS FOR CLASS AAA, A, B, C, AND I SHARES ARE 1.82%, 1.82%, 2.57%, 2.57%, AND 1.57%, RESPECTIVELY. CLASS AAA AND CLASS I SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.
(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER LARGE CAP VALUE FUND AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX. THE CLASS AAA SHARES' NET ASSET VALUES ("NAV'S") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2003, AND THE CLASS I SHARES ON JULY 1, 2004. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE ACTUAL PERFORMANCE FOR THE CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO THE LOWER EXPENSES RELATED TO THIS CLASS OF SHARES.
(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

THE GABELLI BLUE CHIP VALUE FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from July 1, 2007 through December 31, 2007
                                                                   EXPENSE TABLE
================================================================================

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Annualized Expense Ratio represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2007.

                  Beginning        Ending     Annualized  Expenses
                Account Value  Account Value   Expense   Paid During
                  07/01/07       12/31/07       Ratio     Period*
--------------------------------------------------------------------------------
THE GABELLI BLUE CHIP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA        $1,000.00      $  931.00       1.67%      $ 8.08
Class A          $1,000.00      $  930.80       1.69%      $ 8.18
Class B          $1,000.00      $  927.80       2.43%      $11.74
Class C          $1,000.00      $  927.80       2.48%      $11.99
Class I          $1,000.00      $  931.90       1.44%      $ 6.97

HYPOTHETICAL 5% RETURN
Class AAA        $1,000.00      $1,016.70       1.67%      $ 8.44
Class A          $1,000.00      $1,016.60       1.69%      $ 8.54
Class B          $1,000.00      $1,012.89       2.43%      $12.26
Class C          $1,000.00      $1,012.63       2.48%      $12.51
Class I          $1,000.00      $1,017.85       1.44%      $ 7.28

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of December 31, 2007:

GABELLI BLUE CHIP VALUE FUND

U.S. Government Obligations ..................   19.6%
Energy .......................................   11.9%
Health Care ..................................   10.5%
Financial Services ...........................   10.0%
Electronics ..................................    7.0%
Banking ......................................    6.7%
Computer Software and Services ...............    5.2%
Insurance ....................................    4.6%
Telecommunications ...........................    3.3%
Diversified Industrial .......................    3.0%
Metals and Mining ............................    3.0%
Publishing ...................................    2.8%
Specialty Chemicals ..........................    2.7%
Entertainment ................................    2.1%
Paper and Forest Products ....................    2.0%
Food and Beverage ............................    1.5%
Aerospace ....................................    1.4%
Computer Hardware ............................    1.3%
Business Services ............................    0.9%
Transportation ...............................    0.7%
Retail .......................................    0.6%
Machinery ....................................    0.6%
Other Assets and Liabilities (Net) ...........   (1.4)%
                                                -----
                                                100.0%
                                                =====

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2007. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.


--------------------------------------------------------------------------------

                   2007 TAX NOTICE TO SHAREHOLDERS (UNAUDITED)

For the fiscal year ended December 31, 2007, the Fund paid to shareholders ordinary income dividends (comprised of net investment income) totaling $0.039, $0.044, and $0.081 per share for Class AAA, Class A, and Class I, respectively, and long-term capital gains totaling $1,174,254 which is designated as a capital gain dividend. For the year ended December 31, 2007, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations, and 73.11% of the ordinary income distribution was qualified dividend income.

--------------------------------------------------------------------------------

THE GABELLI BLUE CHIP VALUE FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2007
================================================================================

                                                                      MARKET
      SHARES                                          COST             VALUE
      ------                                          ----             -----

                 COMMON STOCKS -- 81.8%
                 AEROSPACE -- 1.4%
      5,000      Boeing Co. ..................      $   391,314     $   437,300
                                                    -----------     -----------
                 BANKING -- 6.7%
     12,500      Bank of America Corp. ...........      574,686         515,750
     36,000      Citigroup Inc. ..................    1,377,236       1,059,840
     13,600      JPMorgan Chase & Co. ............      473,736         593,640
                                                    -----------     -----------
                                                      2,425,658       2,169,230
                                                    -----------     -----------
                 BUSINESS SERVICES -- 0.9%
      9,000      Deluxe Corp. ....................      217,783         296,010
                                                    -----------     -----------
                 COMPUTER HARDWARE -- 1.3%
      4,000      International Business
                   Machines Corp. ................      428,268         432,400
                                                    -----------     -----------
                 COMPUTER SOFTWARE AND SERVICES -- 5.2%
     38,000      EMC Corp.+ ......................      713,788         704,140
     27,000      Microsoft Corp. .................      741,272         961,200
                                                    -----------     -----------
                                                      1,455,060       1,665,340
                                                    -----------     -----------
                 DIVERSIFIED INDUSTRIAL -- 3.0%
      6,000      General Electric Co. ............      202,510         222,420
     12,000      Honeywell International Inc. ....      338,650         738,840
                                                    -----------     -----------
                                                        541,160         961,260
                                                    -----------     -----------
                 ELECTRONICS -- 7.0%
     31,000      Applied Materials Inc. ..........      498,195         550,560
     32,000      Intel Corp. .....................      703,645         853,120
     25,000      Texas Instruments Inc. ..........      524,681         835,000
                                                    -----------     -----------
                                                      1,726,521       2,238,680
                                                    -----------     -----------
                 ENERGY -- 11.9%
     10,500      Chesapeake Energy Corp. .........      302,472         411,600
      6,000      Chevron Corp. ...................      359,315         559,980
      9,050      ConocoPhillips ..................      318,626         799,115
      7,000      Exxon Mobil Corp. ...............      312,790         655,830
     20,000      Halliburton Co. .................      552,247         758,200
     15,000      Nabors Industries Ltd.+ .........      460,932         410,850
      4,000      Noble Corp. .....................      128,660         226,040
                                                    -----------     -----------
                                                      2,435,042       3,821,615
                                                    -----------     -----------
                 ENTERTAINMENT -- 2.1%
     42,000      Time Warner Inc. ................      665,227         693,420
                                                    -----------     -----------
                 FINANCIAL SERVICES -- 10.0%
      4,500      AllianceBernstein Holding LP ....      316,656         338,625
     10,200      American Express Co. ............      477,679         530,604
      9,600      Capital One Financial Corp. .....      742,820         453,696
      3,000      CIT Group Inc. ..................       71,970          72,090
      2,000      Countrywide Financial Corp. .....       40,825          17,880

                                                                      MARKET
      SHARES                                          COST             VALUE
      ------                                          ----             -----

     12,000      Discover Financial Services ..... $    266,152     $   180,960
      4,200      Federal National Mortgage
                   Association ...................      270,575         167,916
      8,000      Merrill Lynch & Co. Inc. ........      483,194         429,440
      3,900      State Street Corp. ..............      183,191         316,680
     18,000      Wells Fargo & Co. ...............      559,848         543,420
      3,500      Zions Bancorporation. ...........      254,069         163,415
                                                    -----------     -----------
                                                      3,666,979       3,214,726
                                                    -----------     -----------
                 FOOD AND BEVERAGE -- 1.5%
     15,000      Kraft Foods Inc., Cl. A .........      472,171         489,450
                                                    -----------     -----------
                 HEALTH CARE -- 10.5%
      9,000      Aetna Inc. ......................      392,511         519,570
     15,000      Barr Pharmaceuticals Inc.+ ......      765,334         796,500
      5,000      Bristol-Myers Squibb Co. ........      145,830         132,600
      5,000      Genentech Inc.+ .................      377,831         335,350
      4,000      Johnson & Johnson ...............      252,672         266,800
      3,000      Merck & Co. Inc. ................      154,257         174,330
      8,100      Pfizer Inc. .....................      202,088         184,113
      7,000      Schering-Plough Corp. ...........      204,670         186,480
     17,600      Wyeth ...........................      783,742         777,744
                                                    -----------     -----------
                                                      3,278,935       3,373,487
                                                    -----------     -----------
                 INSURANCE -- 4.6%
     10,000      AFLAC Inc. ......................      529,571         626,300
      8,000      American International
                   Group Inc. ....................      437,625         466,400
      7,500      CIGNA Corp. .....................      406,572         402,975
                                                    -----------     -----------
                                                      1,373,768       1,495,675
                                                    -----------     -----------
                 MACHINERY -- 0.6%
      2,000      Deere & Co. .....................      112,840         186,240
                                                    -----------     -----------
                 METALS AND MINING -- 3.0%
     10,000      Alcoa Inc. ......................      300,120         365,500
        900      Patriot Coal Corp.+. ............       29,114          37,566
      9,000      Peabody Energy Corp. ............      456,126         554,760
                                                    -----------     -----------
                                                        785,360         957,826
                                                    -----------     -----------
                 PAPER AND FOREST PRODUCTS -- 2.0%
     20,000      International Paper Co. .........      673,786         647,600
                                                    -----------     -----------
                 PUBLISHING -- 2.8%
     42,000      News Corp., Cl. B ...............      745,077         892,500
                                                    -----------     -----------
                 RETAIL -- 0.6%
      5,000      Yum! Brands Inc. ................      187,159         191,350
                                                    -----------     -----------
                 SPECIALTY CHEMICALS -- 2.7%
     20,000      E.I. du Pont de Nemours & Co. ...      818,198         881,800
                                                    -----------     -----------

                 See accompanying notes to financial statements.

THE GABELLI BLUE CHIP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2007
================================================================================

                                                                      MARKET
      SHARES                                          COST             VALUE
      ------                                          ----             -----

                 COMMON STOCKS (CONTINUED)
                 TELECOMMUNICATIONS -- 3.3%
     20,000      Clearwire Corp., Cl. A+ .........  $   397,768     $   274,200
     18,200      Verizon Communications Inc. .....      570,395         795,158
                                                    -----------     -----------
                                                        968,163       1,069,358
                                                    -----------     -----------
                 TRANSPORTATION -- 0.7%
     16,000      AMR Corp.+ ......................      377,438         224,480
                                                    -----------     -----------
                 TOTAL COMMON STOCKS..............   23,745,907      26,339,747
                                                    -----------     -----------
  PRINCIPAL
    AMOUNT
    ------
                 U.S. GOVERNMENT OBLIGATIONS -- 19.6%
 $6,321,000      U.S. Treasury Bills,
                   2.900% to 3.193%++,
                   01/03/08 to 06/12/08 ..........    6,299,951       6,299,487
                                                    -----------     -----------
                 TOTAL
                   INVESTMENTS -- 101.4% .........  $30,045,858      32,639,234
                                                    ===========
                 OTHER ASSETS AND LIABILITIES (NET) -- (1.4)%          (451,869)
                                                                    -----------
                 NET ASSETS -- 100.0%..........................     $32,187,365
                                                                    ===========
----------------
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.







                 See accompanying notes to financial statements.

                        THE GABELLI BLUE CHIP VALUE FUND


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007
================================================================================
ASSETS:
  Investments, at value (cost $30,045,858) ......   $32,639,234
  Receivable for Fund shares sold ...............         9,510
  Dividends receivable ..........................         9,951
  Prepaid expense ...............................        21,899
                                                    -----------
  TOTAL ASSETS ..................................    32,680,594
                                                    -----------
LIABILITIES:
  Payable to custodian ..........................        68,796
  Payable for investments purchased..............       266,710
  Payable for Fund shares redeemed ..............        53,571
  Payable for investment advisory fees ..........        27,790
  Payable for distribution fees .................         6,994
  Payable for legal and audit fees ..............        36,933
  Other accrued expenses ........................        32,435
                                                    -----------
  TOTAL LIABILITIES .............................       493,229
                                                    -----------
  NET ASSETS applicable to 2,265,140
    shares outstanding ..........................   $32,187,365
                                                    -----------
NET ASSETS CONSIST OF:
  Paid-in capital, each class at $0.001 par value   $29,722,449
  Undistributed net investment income ............       46,238
  Accumulated net realized loss on investments ...     (174,698)
  Net unrealized appreciation on investments .....    2,593,376
                                                    -----------
  NET ASSETS .....................................  $32,187,365
                                                    ===========
SHARES OF BENEFICIAL INTEREST:
  CLASS AAA:
  Net Asset Value, offering and redemption price per
    share ($32,010,824 / 2,252,617 shares
    outstanding; unlimited number of
    shares authorized) ...........................       $14.21
                                                         ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($102,812 / 7,224 shares outstanding; unlimited
    number of shares authorized)..................       $14.23
                                                         ======
  Maximum offering price per share (NAV / .9425,
    based on maximum sales charge of 5.75% of the
    offering price) ..............................       $15.10
                                                         ======
  CLASS B:
  Net Asset Value and offering price per share
    ($9,562 / 687 shares outstanding; unlimited
    number of shares authorized)..................       $13.92(a)
                                                         ======
  CLASS C:
  Net Asset Value and offering price per share
    ($62,805 / 4,516.5 shares outstanding; unlimited
    number of shares authorized)..................       $13.91(a)
                                                         ======
  CLASS I:
  Net Asset Value, offering and redemption price
    per share ($1,362 / 95.7 shares outstanding;
    unlimited number of shares authorized) .......       $14.23
                                                         ======
--------------------
(a) Redemption price varies based on the length of time held.



STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007
================================================================================
INVESTMENT INCOME:
  Dividends (net of foreign taxes of $1,331) .....  $   639,368
  Interest .......................................      123,957
                                                    -----------
  TOTAL INVESTMENT INCOME ........................      763,325
                                                    -----------
EXPENSES:
  Investment advisory fees .......................      362,142
  Distribution fees - Class AAA ..................       90,137
  Distribution fees - Class A ....................          256
  Distribution fees - Class B ....................          100
  Distribution fees - Class C ....................          457
  Shareholder communications expenses ............       53,884
  Shareholder services fees ......................       42,078
  Legal and audit fees ...........................       32,184
  Trustees' fees .................................       23,042
  Registration expenses ..........................       12,584
  Custodian fees .................................       10,404
  Interest expense ...............................          728
  Miscellaneous expenses .........................       15,456
                                                    -----------
  TOTAL EXPENSES .................................      643,452
  Less: Custodian fee credits.....................          (32)
                                                    -----------
  NET EXPENSES....................................      643,420
                                                    -----------
  NET INVESTMENT INCOME...........................      119,905
                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain on investments ...............    4,049,918
  Net change in unrealized appreciation/
    depreciation on investments ..................   (3,916,735)
                                                    -----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS ...............................      133,183
                                                    -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ..............................  $   253,088
                                                    ===========

                 See accompanying notes to financial statements.

                        THE GABELLI BLUE CHIP VALUE FUND


STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                                   YEAR ENDED          YEAR ENDED
                                                                               DECEMBER 31, 2007    DECEMBER 31, 2006
                                                                               -----------------    -----------------
OPERATIONS:
  Net investment income ........................................................  $   119,905          $    84,728
  Net realized gain on investments .............................................    4,049,918            4,941,373
  Net change in unrealized appreciation/depreciation on investments ............   (3,916,735)             835,826
                                                                                  -----------          -----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  ........................      253,088            5,861,927
                                                                                  -----------          -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA ..................................................................      (84,811)             (86,851)
    Class A ....................................................................         (306)                (256)
    Class I ....................................................................           (8)                  (6)
                                                                                  -----------          -----------
                                                                                      (85,125)             (87,113)
                                                                                  -----------          -----------
  Net realized gain on investments
    Class AAA ..................................................................   (1,167,775)                  --
    Class A ....................................................................       (3,738)                  --
    Class B ....................................................................         (355)                  --
    Class C ....................................................................       (2,336)                  --
    Class I ....................................................................          (50)                  --
                                                                                  -----------          -----------
                                                                                   (1,174,254)                  --
                                                                                  -----------          -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS...........................................   (1,259,379)             (87,113)
                                                                                  -----------          -----------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
    Class AAA ..................................................................   (3,748,835)          (5,672,342)
    Class A ....................................................................       19,342               35,483
    Class B ....................................................................          355                7,304
    Class C ....................................................................       64,407               (1,838)
    Class I ....................................................................           57                    6
                                                                                  -----------          -----------
  NET DECREASE IN NET ASSETS FROM SHARES OF BENEFICIAL INTEREST TRANSACTIONS       (3,664,674)          (5,631,387)
                                                                                  -----------          -----------
  REDEMPTION FEES ..............................................................          103                1,508
                                                                                  -----------          -----------
  NET INCREASE (DECREASE) IN NET ASSETS ........................................   (4,670,862)             144,935
NET ASSETS:
  Beginning of period...........................................................   36,858,227           36,713,292
                                                                                  -----------          -----------
  End of period (including undistributed net investment income of
    $46,238 and $29,340, respectively)..........................................  $32,187,365          $36,858,227
                                                                                  ===========          ===========



                 See accompanying notes to financial statements.

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
================================================================================

1. ORGANIZATION. The Gabelli Blue Chip Value Fund (the "Fund") was organized on May 13, 1999 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced operations on August 26, 1999. The Fund's primary objective is long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value American Depository Receipt ("ADR") securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2007, the Fund does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2007, there were no open repurchase agreements.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee of 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the fiscal year ended December 31, 2007, reclassifications were made to decrease undistributed net investment income by $17,882 and decrease accumulated net realized loss on investments by $17,882.

The tax character of distributions paid during the fiscal years ended December 31, 2007 and December 31, 2006 was as follows:

                                                YEAR ENDED         YEAR ENDED
                                            DECEMBER 31, 2007  DECEMBER 31, 2006
                                            -----------------  -----------------
  DISTRIBUTIONS PAID FROM:
  Ordinary income
    (inclusive of short-term capital gains)..  $   85,125           $87,113
  Net long-term capital gains................   1,174,254                --
                                               ----------           -------
  Total distributions paid...................  $1,259,379           $87,113
                                               ==========           =======


PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2007, the difference between book basis and tax basis unrealized appreciation was primarily due to deferral of losses from wash sales for tax purposes and basis adjustments on investments in partnerships.

As of December 31, 2007, the components of accumulated earnings/(losses) on tax basis were as follows:

  Undistributed ordinary income.....................      $   34,780
  Undistributed long-term capital gains.............           1,655
  Net unrealized appreciation on investments........       2,428,481
                                                          ----------
  Total.............................................      $2,464,916
                                                          ==========

During the fiscal year ended December 31, 2007, The Gabelli Blue Chip Value Fund utilized capital loss carryforwards of $2,870,904.

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at December 31, 2007:

                                                GROSS             GROSS
                                              UNREALIZED        UNREALIZED     NET UNREALIZED
                                COST         APPRECIATION      DEPRECIATION     APPRECIATION
                                ----         ------------      ------------     ------------
  Investments.............   $30,210,753      $4,106,299      $(1,677,818)       $2,428,481

FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" (the "Interpretation") established a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in a particular jurisdiction) and required certain expanded tax disclosures.

For the fiscal year ended December 31, 2007, the Fund did not have any liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2003 and by state tax authorities for tax years before 2002.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (exclusive of brokerage fees, interest, taxes, and extraordinary expenses) at 2.00%, 2.00%, 2.75%, 2.75%, and 1.75%, respectively, of Class AAA, Class A, Class B, Class C, and Class I Shares' average daily net assets. The Fund is obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fell below those percentages of average daily net assets for those respective share classes. There have been no expense reimbursements by the Adviser in fiscal years ended December 31, 2007 and December 31, 2006.

The Fund pays each Trustee who is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares (other than Class I) pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the fiscal year ended December 31, 2007, other than short-term securities, aggregated $13,483,645 and $23,582,164, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the fiscal year ended December 31, 2007, the Fund paid brokerage commissions on security trades of $29,003 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $14 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. A reimbursement was not sought by the Adviser during the fiscal year ended December 31, 2007.

7. LINE OF CREDIT. Effective June 20, 2007, the Fund participates in an unsecured line of credit of up to $75,000,000, and may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Prior to June 20, 2007, the line of credit was $25,000,000. Borrowings under this arrangement bear interest at 0.75% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations. During the fiscal year ended December 31, 2007, there were no borrowings outstanding under the line of credit.

8. SHARES OF BENEFICIAL INTEREST. The Fund offers five classes of shares - Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares are offered to institutional investors that acquire the Fund directly through Gabelli & Company.

The Fund imposes a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the fiscal years ended December 31, 2007 and December 31, 2006 amounted to $103 and $1,508, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Transactions in shares of beneficial interest were as follows:

                                                               YEAR ENDED                        YEAR ENDED
                                                            DECEMBER 31, 2007                 DECEMBER 31, 2006
                                                            -----------------                 -----------------
                                                        SHARES           AMOUNT           SHARES         AMOUNT
                                                       --------       -----------        --------     ------------
                                                                CLASS AAA                        CLASS AAA
                                                       --------------------------        -------------------------
Shares sold........................................     180,955       $ 2,770,597         314,516     $  4,249,514
Shares issued upon reinvestment of distributions...      85,744         1,223,563           5,643           83,963
Shares redeemed....................................    (501,648)       (7,742,995)       (741,752)     (10,005,819)
                                                       --------       -----------        --------     ------------
  Net decrease ....................................    (234,948)      $(3,748,835)       (421,593)    $ (5,672,342)
                                                       ========       ===========        ========     ============
                                                                 CLASS A                          CLASS A
                                                       --------------------------        -------------------------
Shares sold........................................       2,895       $    46,005           2,602     $     35,248
Shares issued upon reinvestment of distributions...         263             3,759              16              235
Shares redeemed....................................      (1,893)          (30,422)             --               --
                                                       --------       -----------        --------     ------------
  Net increase ....................................       1,265       $    19,342           2,618     $     35,483
                                                       ========       ===========        ========     ============
                                                                 CLASS B                          CLASS B
                                                       --------------------------        -------------------------
Shares sold........................................          --                --             567     $      7,304
Shares issued upon reinvestment of distributions...          25       $       355              --               --
                                                       --------       -----------        --------     ------------
  Net increase.....................................          25       $       355             567     $      7,304
                                                       ========       ===========        ========     ============
                                                                 CLASS C                          CLASS C
                                                       --------------------------        -------------------------
Shares sold........................................       4,076       $    63,500             151     $      2,000
Shares issued upon reinvestment of distributions...         167             2,336              --               --
Shares redeemed....................................        (100)           (1,429)           (271)          (3,838)
                                                       --------       -----------        --------     ------------
  Net increase (decrease) .........................       4,143       $    64,407            (120)    $     (1,838)
                                                       ========       ===========        ========     ============
                                                                 CLASS I                          CLASS I
                                                       --------------------------        -------------------------
Shares sold........................................          --                --               0*    $          6
Shares issued upon reinvestment of distributions...           4       $        57              --               --
                                                       --------       -----------        --------     ------------
  Net increase ....................................           4       $        57               0*    $          6
                                                       ========       ===========        ========     ============

--------------
* Shares rounded to less than 1.0 shares.

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of nine closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GABELLI BLUE CHIP VALUE FUND
FINANCIAL HIGHLIGHTS
================================================================================

Selected data for a share of beneficial interest outstanding throughout each period:

                           INCOME FROM INVESTMENT OPERATIONS                    DISTRIBUTIONS
                        --------------------------------------  ----------------------------------------
                                         Net
              Net Asset      Net     Realized and      Total                    Net
  Period        Value,   Investment   Unrealized       from        Net        Realized
   Ended      Beginning    Income   Gain/(Loss) on  Investment  Investment    Gain on          Total
December 31   of Period   (Loss)(a)  Investments    Operations    Income     Investments   Distributions
-----------  ----------  ----------  -------------  ----------  ----------  -------------  -------------
CLASS AAA
  2007         $14.77     $ 0.05       $(0.03)        $ 0.02     $(0.04)       $(0.54)        $(0.58)
  2006          12.60       0.03         2.18           2.21      (0.04)           --          (0.04)
  2005          11.81      (0.01)        0.80           0.79         --            --             --
  2004          10.54       0.03         1.27           1.30      (0.03)           --          (0.03)
  2003           7.32      (0.01)        3.23           3.22         --            --             --

CLASS A(D)
  2007         $14.80     $ 0.05       $(0.04)        $ 0.01     $(0.04)       $(0.54)        $(0.58)
  2006          12.63       0.04         2.17           2.21      (0.04)           --          (0.04)
  2005          11.82      (0.01)        0.82           0.81         --            --             --
  2004          10.54       0.04         1.28           1.32      (0.04)           --          (0.04)

CLASS B(D)
  2007         $14.55     $(0.06)      $(0.03)        $(0.09)        --        $(0.54)        $(0.54)
  2006          12.47      (0.07)        2.15           2.08         --            --             --
  2005          11.76      (0.09)        0.80           0.71         --            --             --
  2004          10.54      (0.04)        1.26           1.22         --            --             --

CLASS C(D)
  2007         $14.54     $(0.05)      $(0.04)        $(0.09)        --        $(0.54)        $(0.54)
  2006          12.47      (0.06)        2.13           2.07         --            --             --
  2005          11.76      (0.09)        0.80           0.71         --            --             --
  2004          10.54      (0.08)        1.30           1.22         --            --             --

CLASS I
  2007         $14.80     $ 0.09       $(0.04)        $ 0.05     $(0.08)       $(0.54)        $(0.62)
  2006          12.63       0.06         2.18           2.24      (0.07)           --          (0.07)
  2005          11.79       0.03         0.81           0.84         --            --             --
  2004(e)       11.01       0.05         0.80           0.85      (0.07)           --          (0.07)

                                                 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                -----------------------------------------------

                           Net Asset            Net Assets      Net
  Period                     Value,               End of     Investment              Portfolio
   Ended       Redemption   End of     Total     Period       Income     Operating    Turnover
December 31      Fees(a)    Period    Return+   (in 000's)    (Loss)     Expenses(b)    Rate
-----------    ----------  --------   -------   ----------   ----------  ----------   ---------

CLASS AAA
  2007          $0.00(c)    $14.21      0.1%     $32,011        0.33%       1.78%         41%
  2006           0.00(c)     14.77     17.5       36,754        0.23        1.82          44
  2005           0.00(c)     12.60      6.7       36,663       (0.08)       1.89          37
  2004           0.00(c)     11.81     12.4       38,448        0.25        1.89          26
  2003             --        10.54     44.0       48,503       (0.12)       1.86         140

CLASS A(D)
  2007          $0.00(c)    $14.23      0.1%     $   103        0.32%       1.78%         41%
  2006           0.00(c)     14.80     17.5           88        0.27        1.82          44
  2005           0.00(c)     12.63      6.9           42       (0.07)       1.89          37
  2004           0.00(c)     11.82     12.5            1        0.38        1.89          26

CLASS B(D)
  2007          $0.00(c)    $13.92     (0.7)%    $     9       (0.42)%      2.53%         41%
  2006           0.00(c)     14.55     16.7           10        0.53        2.57          44
  2005           0.00(c)     12.47      6.0            1       (0.71)       2.64          37
  2004           0.00(c)     11.76     11.6            1       (0.38)       2.64          26

CLASS C(D)
  2007          $0.00(c)    $13.91     (0.7)%    $    63       (0.37)%      2.53%         41%
  2006           0.00(c)     14.54     16.6            5       (0.48)       2.57          44
  2005           0.00(c)     12.47      6.0            6       (0.72)       2.64          37
  2004           0.00(c)     11.76     11.6            1       (0.71)       2.64          26

CLASS I
  2007          $0.00(c)    $14.23      0.3%     $     1        0.59%       1.53%         41%
  2006           0.00(c)     14.80     17.7            1        0.46        1.57          44
  2005           0.00(c)     12.63      7.1            1        0.28        1.64          37
  2004(e)        0.00(c)     11.79      7.7            1        0.81(f)     1.59(f)       26

+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges.
     Total return for a period of less than one year is not annualized.
(a)  Per share data is calculated using the average shares outstanding method.
(b) The Fund incurred interest expense during the fiscal years ended December 31, 2007, 2006, and 2004. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.77%, 1.81%, and 1.87% (Class AAA and Class A), 2.52%, 2.56%, and 2.62% (Class B
     and Class C), and 1.52%, 1.56%, and 1.62% (Class I). Interest expense during fiscal year ended December 31, 2005 was immaterial.
(c)  Amount represents less than $0.005 per share.
(d) Class A, Class B, and Class C Shares were outstanding within the period December 23, 2003 through December 31, 2003. Financial Highlights are not presented for Class A, Class B, and Class C Shares as the information for this period is not considered meaningful.
(e)  From the commencement of offering Class I Shares on June 30, 2004.
(f)  Annualized.

                 See accompanying notes to financial statements.

THE GABELLI BLUE CHIP VALUE FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Shareholders and Board of Trustees of The Gabelli Blue Chip Value Fund

We have audited the accompanying statement of assets and liabilities of The Gabelli Blue Chip Value Fund (the "Fund"), including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the Fund's custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gabelli Blue Chip Value Fund at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
February 21, 2008

THE GABELLI BLUE CHIP VALUE FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
================================================================================

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Trustees and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Blue Chip Value Fund at One Corporate Center, Rye, NY 10580-1422.

                         TERM OF        NUMBER OF
NAME, POSITION(S)      OFFICE AND     FUNDS IN FUND
    ADDRESS(1)           LENGTH OF   COMPLEX OVERSEEN          PRINCIPAL OCCUPATION(S)               OTHER DIRECTORSHIPS
     AND AGE          TIME SERVED(2)    BY TRUSTEE             DURING PAST FIVE YEARS                 HELD BY TRUSTEE(4)
     -------          --------------    ----------             ----------------------                 ------------------
INTERESTED TRUSTEES(3):
-----------------------
MARIO J. GABELLI       Since 1999          26      Chairman and Chief Executive Officer of GAMCO    Director of Morgan Group
Trustee                                            Investors, Inc. and Chief Investment Officer     Holdings, Inc. (holding
Age: 65                                            - Value Portfolios of Gabelli Funds, LLC and     company); Chairman of
                                                   GAMCO Asset Management Inc.; Director/Trustee    the Board of LICT
                                                   or Chief Investment Officer of other registered  Corp. (multimedia and the investment companies in the Gabelli/GAMCO Funds  communication services
                                                   complex; Chairman and Chief Executive Officer    company)
                                                   of GGCP, Inc.
INDEPENDENT TRUSTEES(5):
------------------------
ANTHONY J. COLAVITA    Since 1999          35      Partner in the law firm of Anthony J.                        --
Trustee                                            Colavita, P.C.
Age: 72

VINCENT D. ENRIGHT     Since 1999          15      Former Senior Vice President and Chief Financial             --
Trustee                                            Officer of KeySpan Corporation (public utility)
Age: 64

MARY E. HAUCK          Since 2000           3      Retired Senior Manager of the Gabelli O'Connor               --
Trustee                                            Fixed Income Mutual Funds Management
Age: 65                                            Company

WERNER J. ROEDER, MD   Since 1999          23      Medical Director of Lawrence Hospital and                    --
Trustee                                            practicing private physician
Age: 67

OFFICERS:

BRUCE N. ALPERT        Since 2003          --      Executive Vice President and Chief Operating                 --
President                                          Officer of Gabelli Funds, LLC since 1988 and
Age: 56                                            an officer of most of the registered investment
                                                   companies in the Gabelli/GAMCO Funds complex.
                                                   Director and President of Gabelli Advisers, Inc.
                                                   since 1998

JAMES E. MCKEE         Since 1999          --      Vice President, General Counsel, and Secretary               --
Secretary                                          of GAMCO Investors, Inc. since 1999 and GAMCO
Age: 44                                            Asset Management Inc. since 1993; Secretary of all
                                                   of the registered investment companies in the
                                                   Gabelli/GAMCO Funds complex

AGNES MULLADY          Since 2006          --      Vice  President of Gabelli  Funds,  LLC since 2007;          --
Treasurer                                          Officer of all of the registered investment companies
Age: 49                                            in the Gabelli/GAMCO Funds complex;  Senior Vice
                                                   President of U.S. Trust Company, N.A.and Treasurer
                                                   and Chief Financial Officer of Excelsior Funds
                                                   from 2004 through 2005; Chief Financial Officer of
                                                   AMIC Distribution Partners from 2002 through 2004;
                                                   Controller of Reserve Management Corporation and
                                                   Reserve Partners, Inc. and Treasurer of Reserve Funds
                                                   from 2000 through 2002

PETER D. GOLDSTEIN     Since 2004          --      Director of Regulatory Affairs at GAMCO Investors, Inc.      --
Chief Compliance Officer                           since 2004; Chief Compliance Officer of all of the
Age: 54                                            registered investment companies in the Gabelli/GAMCO
                                                   Funds complex; Vice President of Goldman Sachs Asset
                                                   Management from 2000 through 2004

-----------------------
1    Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2    Each Trustee will hold office for an indefinite  term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's By-Laws and Agreement and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
3 "Interested person" of the Fund as defined in the 1940 Act. Mr. Gabelli is considered an "interested person" because of his affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser.
4 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. public companies) or other investment companies registered under the 1940 Act.
5    Trustees  who are  not  interested  persons  are  considered  "Independent"
     Trustees.

--------------------------------------------------------------------------------
     GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY
================================================================================

     WHO ARE WE?
     The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE
        SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE _______________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GAMCO WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE _______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE _____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)            PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH ___________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
GAMCO WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GAMCO WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                  PORTFOLIO MANAGER: BARBARA MARCIN, CFA

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

GABELLI SRI FUND
Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital
appreciation. (MULTICLASS)           PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE ________________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN __________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
GAMCO WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET ________________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND
           BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                        THE GABELLI BLUE CHIP VALUE FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.



                                BOARD OF TRUSTEES

Mario J. Gabelli, CFA                  Mary E. Hauck
CHAIRMAN AND CHIEF                     FORMER SENIOR PORTFOLIO MANAGER
EXECUTIVE OFFICER                      GABELLI-O'CONNOR FIXED INCOME
GAMCO INVESTORS, INC.                  MUTUAL FUND MANAGEMENT CO.

Anthony J. Colavita                    Werner J. Roeder, MD
ATTORNEY-AT-LAW                        MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.              LAWRENCE HOSPITAL

Vincent D. Enright
FORMER SENIOR VICE PRESIDENT
AND CHIEF FINANCIAL OFFICER
KEYSPAN CORP.


                         OFFICERS AND PORTFOLIO MANAGER

Barbara G. Marcin, CFA                 Bruce N. Alpert
PORTFOLIO MANAGER                      PRESIDENT

James E. McKee                         Agnes Mullady
SECRETARY                              TREASURER

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.


                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company


                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Blue Chip Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB402Q407SR

                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH




                                                          THE
                                                          GABELLI
                                                          BLUE CHIP
                                                          VALUE
                                                          FUND




                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2007

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that Vincent D. Enright is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $22,900 for 2006 and $24,000 for 2007.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2006 and $0 for 2007.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,900 for 2006 and $4,100 for 2007. Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2006 and $0 for 2007.

   (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and
          (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent registered public accounting firm's engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

   (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) Not applicable

                           (c) 100%

                           (d) Not applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was (0%) zero percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $100,900 for 2006 and $69,100 for 2007.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

  (a)(2)  Certifications  pursuant  to  Rule  30a-2(a)   under  the 1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3)  Not applicable.

  (b)     Certifications  pursuant  to Rule  30a-2(b)  under  the  1940  Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                 The Gabelli Blue Chip Value Fund
            --------------------------------------------------------------------
By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     03/05/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     03/05/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady, Principal Financial Officer and Treasurer


Date     03/05/08
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.